Litigations (Details Narrative) $ in Millions, R$ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Notes and other explanatory information [abstract]
Legal proceedings reserved	$ 555	$ 498
Guarantee Obligations, Bank Guarantee	$ 2,600	$ 2,300	R$ 12.3	R$ 12.0